Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		£ 3,714	£ 2,957	£ 2,803
Operating expenses		(3,373)	(2,610)	(2,509)
Net impairment losses on financial assets		(24)
Operating profit		317	347	294
Finance income		49	4	6
Finance cost		(79)	(34)	(78)
Share of profit from associates net of tax		9	8	8
Profit before income tax		296	325	230
Income tax expense	[1]	(64)	(62)	(44)
Profit for the year		232	263	186
Profit for the year attributable to:
Equity holders of the Company		232	263	186
Other comprehensive income:
Remeasurement of net defined benefit liability		2	1	(13)
Net exchange adjustments offset in reserves		(232)	(18)	(35)
Net (loss)/gain on net investment hedge		(68)	15	(17)
Cost of hedging		(2)	(1)	(1)
Effective portion of changes in fair value of cash flow hedge	[2]	(6)	13	(5)
Tax related to items taken to other comprehensive income		11	2	4
Other comprehensive income for the year		(295)	12	(67)
Total comprehensive income for the year		(63)	275	119
Total comprehensive income for the year attributable to:
Equity holders of the Company		£ (63)	£ 275	£ 119
Earnings per share attributable to the Company's equity holders:
Basic		£ 0.1157	£ 0.1416	£ 0.1003
Diluted		£ 0.1151	£ 0.1410	£ 0.0998

[1]	Taxation includes £58m (2021: £50m; 2020: £40m) in respect of overseas taxation.
[2]	£6m net loss (2021: £13m net gain; 2020: £5m net loss) on cash flow hedge includes £137m gain (2021: £15m loss; 2020: £15m gain) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £118m gain (2021: £nil; 2020: £nil) and reclassification to the income statement of £25m gain (2021: £28m loss; 2020: £20m gain) due to changes in foreign exchange rates.